Revenue and other income - Additional information (Details) € in Thousands			1 Months Ended	6 Months Ended
	Dec. 19, 2023 option	Jan. 25, 2023 EUR (€)	Mar. 31, 2023 EUR (€) target_option	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				€ 8,293	€ 35,344
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				0	0
External costs related to the clinical trial				897	616
Agreement with Sanofi, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				4,000	2,000
Milestone payment received				4,000	€ 2,000
Agreement with Sanofi, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance received			€ 25,000
Advance received - exclusive license			18,500
Payments for research work			1,500
Payments for target options			€ 5,000
Number of target options | target_option			2
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance received		€ 31,800
Advance received - exclusive license		18,500	€ 13,300
Payments for research work			€ 1,700	1,500
Payments for target options				€ 5,000
Number of target options | target_option			2
Number of options excercised for licenses | option	1
Number of exclusive options granted | option	2
Milestone payment received - option exercised		€ 13,300
Agreement with Sanofi, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received - option exercised			€ 15,000